EARNINGS / (LOSS) PER SHARE - Computation of basic and diluted earnings (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS / (LOSS) PER SHARE
Profit / (loss) attributable to ordinary equity shareholders of the Group	$ (49,827)		$ (25,194)		$ (60,366)	$ 82,643	$ (55,826)
Weighted average number of ordinary shares outstanding	109,805	[1],[2]	108,681	[1],[2]	12,662,126	12,662,126	12,662,126
Basic earnings / (loss) per share	$ (0.45)	[1]	$ (0.23)	[1]	$ 0	$ 0.01	$ 0
Profit / (loss) attributable to ordinary equity shareholders of the Group.	$ (49,827)		$ (25,194)		$ (60,366)	$ 82,643	$ (55,826)
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt						1,223
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS					$ (60,366)	$ 83,866	$ (55,826)
- Assumed conversion of convertible debt						210,681
- Assumed exercise of share awards						104,370
Weighted average number of shares outstanding for diluted EPS (thousand shares)	109,805	[1]	108,681	[1]	12,662,126	12,977,177	12,662,126
Diluted earnings / (loss) per share	$ (0.45)	[1]	$ (0.23)	[1]	$ 0	$ 0.01	$ 0

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[2]	The weighted average number of ordinary shares outstanding for the six months ended June 30, 2022 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1